RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Disclosure Text Block [Abstract]
Lessee, Operating Leases [Text Block]

Note 10 – Right to Use Assets and Liabilities – Operating Leases

The Company has operating leases for offices and warehouses. The Company’s leases have remaining lease terms of 1 year to 4 years, some of which include options to extend.

The Company’s lease expense for the three and nine months ended February 28, 2021 was entirely comprised of operating leases and amounted to $106,903 and $314,313, respectively. The Company’s right of use (“ROU”) asset amortization for the three and nine months ended February 28, 2021 was $91,007 and $266,734, respectively. The difference between the lease expense and the associated ROU asset amortization consists of interest.

Right to use assets – operating leases are summarized below:

February 28, 2021
Amount at inception of leases	$2,703,821
Amount amortized	(1,567,126)
Balance – February 28, 2021	$1,136,695

Operating lease liabilities are summarized below:

Amount at inception of leases	$2,675,310
Amount amortized	(1,516,570)
Balance – February 28, 2021	$1,158,740

February 28, 2021
Warehouses and offices	$1,158,740
Lease liability	$1,158,740
Less: current portion	(93,532)
Lease liability, non-current	$1,065,208

Maturity analysis under these lease agreements is as follows:

Twelve months ended February 28, 2022	$182,858
Twelve months ended February 28, 2023	173,710
Twelve months ended February 29, 2024	168,408
Twelve months ended February 28, 2025	173,244
Twelve months ended February 28, 2026	178,225
Thereafter	765,722
Total	$1,642,167
Less: Present value discount	(483,427)
Lease liability	$1,158,740

NOTE 11 – RIGHT TO USE ASSETS AND LIABILITIES – OPERATING LEASES

The Company has operating leases for offices and warehouses. The Company’s leases have remaining lease terms of 1 year to 4 years, some of which include options to extend.

The Company’s lease expense for the year ended May 31, 2020 was entirely comprised of operating leases and amounted to $420,953. The Company’s right of use (“ROU”) asset amortization for the year ended May 31, 2020 was $361,404. The difference between the lease expense and the associated ROU asset amortization consists of interest.

The Company has recorded total right to use assets of $2,703,821 and liabilities in the amount of $2,675,310 through May 31, 2020, resulting in a gain in the amount of $28,511. During the year ended May 31, 2020, the Company entered into agreements to amend certain of its operating leases; the lease of the dispensary and administrative offices at 1800 Industrial Road were extended from June 30, 2023 to February 28, 2030, and the lease of the offices at 1718 Industrial Road was extended from August 31, 2020 to August 31, 2022.

Right to use assets – operating leases are summarized below:

May 31, 2020
Amount at inception of leases	$2,703,821
Amount amortized	(1,300,392)
Balance – May 31, 2020	$1,403,429

Operating lease liabilities are summarized below:

Amount at inception of leases	$2,675,310
Amount amortized	(1,202,259)
Balance – May 31, 2020	$1,473,051

May 31, 2020
Warehouses and offices	$1,473,051
Lease liability	$1,473,051
Less: current portion	(336,900)
Lease liability, non-current	$1,136,151

Maturity analysis under these lease agreements is as follows:

Twelve months ended May 31, 2021	$440,022
Twelve months ended May 31, 2022	184,172
Twelve months ended May 31, 2023	168,886
Twelve months ended May 31, 2024	169,617
Twelve months ended May 31, 2025	174,489
Thereafter	899,441
Total	$2,036,627
Less: Present value discount	(563,576)
Lease liability	$1,473,051